Fees Summary	Sep. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 264,236,535.74
Total Fee Amount	36,491.06
Total Offset Amount	0.00
Net Fee	$ 36,491.06
Offering Table N/A
Offset Table N/A	N/A